Equity (Details) - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Disclosure of Equity [Abstract]
Issued as at April 01	182,742,369	182,238,069
Issued for cash	0	0
Issued for consideration other than cash	0	0
Exercise of share options	93,000	504,300
Issued as at March 31	182,835,369	182,742,369
Value	₨ 1,828,354	₨ 1,827,424